Exhibit 99.1

CLIF V Holdings LLC
Fixed Rate Asset Backed Notes, Series 2018-1
Sample Container Agreed-Upon Procedures

Report To:
Container Leasing International, LLC
CLIF V Holdings LLC

3 August 2018

Ernst & Young LLP 5 Times Square New York, NY 10026-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Container Leasing International, LLC
CLIF V Holdings LLC
123 Tice Boulevard
Woodcliff Lake, New Jersey 07677

Re:	CLIF V Holdings LLC (the “Issuer”)
Fixed Rate Asset Backed Notes, Series 2018-1 (the “Notes”)
Sample Container Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Container Leasing International, LLC (the “Manager”), the Issuer and Deutsche Bank Securities Inc. (“DB,” together with the Manager and Issuer, the “Specified Parties”) solely to assist the Issuer with respect to certain information relating to a pool of intermodal marine container leases (the “Leases”) and corresponding leased containers (the “Containers”) relating to the Issuer’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.
.

For the purpose of the procedures described in this report, the Manager, on behalf of the Issuer, provided us with:
a.	Electronic data files:
i.
Labeled “CLIF V by Unit Detail - April 30, 2018.xlsx” and the corresponding record layout and decode information (the “Preliminary Container Base Data File”) that the Manager, on behalf of the Issuer, indicated contains information relating to certain intermodal marine container leases (the “Preliminary Leases”) and corresponding leased containers (the “Preliminary Containers”) as of 30 April 2018 (the “Preliminary Cut‑Off Date”) that are expected to be representative of the Leases and corresponding Containers and

ii.
Labeled “CLIF V with PO Amount.xlsx” (the “Supplemental Preliminary Container Data File,” together with the Preliminary Container Base Data File, the “Provided Data Files”) that the Manager, on behalf of the Issuer, indicated contains information relating to the PO Amt (“purchase option amount”) for each Preliminary Lease and corresponding Preliminary Container,

b.	Imaged copies of:
i.	The lease addendum (the “Lease Addendum”),
ii.	The customer rental invoices (the “Rental Invoice”),
iii.	The container cost invoice(s), machinery cost invoice(s), positioning cost invoice(s) and inspection invoice(s) (collectively and as applicable, the “Cost Invoices”),
iv.
Certain printed screen shots from the Manager’s servicing system, as applicable (the “Mistral System Screen Shots,” together with the Lease Addendum, Rental Invoice and Cost Invoices, the “Source Documents”),

that the Manager, on behalf of the Issuer, indicated relate to each Sample Container (as defined in Attachment A),
c.	Certain schedules that the Manager, on behalf of the Issuer, indicated contain certain information relating to the:
i.	Cost amount for certain Sample Containers (the “Invoice Details Schedule”) and
ii.
Cost amount and net book value for each Sample Capital Container (as defined in Exhibit 1 to Attachment A) (each, a “Flexxperts Amortization Schedule,” together with the Source Documents and Invoice Details Schedule, the “Sources”),

d.
A schedule (the “Equipment ID Mapping Schedule”) that the Manager, on behalf of the Issuer, indicated contains decode information relating to the equipment ID, as shown on the Preliminary Container Data File (as defined in Attachment A), corresponding to the equipment ID, as shown on the Sources,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Container Data File, which is shown on Exhibit 1 to Attachment A,
f.
Instructions, assumptions and methodologies (collectively, the “Net Book Value Calculation Methodology”), which are shown on Exhibit 2 to Attachment A, that the Manager, on behalf of the Issuer, indicated relate to the calculation of the net book value of each Sample Container and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Sources, Equipment ID Mapping Schedule, Sample Characteristics, Net Book Value Calculation Methodology and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Container Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Sources, Equipment ID Mapping Schedule, Net Book Value Calculation Methodology or any other information provided to us by the Manager, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Leases, Leases, Preliminary Containers or Containers, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Manager, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young

3 August 2018

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Manager, on behalf of the Issuer, we randomly selected a sample of 50 Preliminary Containers from the Preliminary Container Base Data File (the “Sample Containers”).  For the purpose of this procedure, the Manager, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Containers or the methodology they instructed us to use to select the Sample Containers from the Preliminary Container Base Data File.

For the purpose of the procedures described in this report, the 50 Sample Containers are referred to as Sample Container Numbers 1 through 50.

2.
As instructed by the Manager, on behalf of the Issuer, we appended the information for each Preliminary Container on the Preliminary Container Base Data File with the corresponding purchase option amount, as shown on the Supplemental Preliminary Container Data File.  The Preliminary Container Base Data File, as appended, is hereinafter referred to as the “Preliminary Container Data File.”

3.	For each Sample Container, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Container Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Manager, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.
Observed that the corresponding Lease Addendum contained a signature in the customer signature section of the Lease Addendum (except for Sample Container Number 38).  We performed no procedures to determine the validity of any signatures contained on the Lease Addendum.

The Manager, on behalf of the Issuer, was unable to provide a signed Lease Addendum for Sample Container Number 38.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Preliminary Container Data File Field Name	Source(s)	Note(s)

Mistral tag number	Mistral Tag .	Lease Addendum or Rental Invoice	i., ii.

Customer name	Cust Name	Lease Addendum or Mistral System Screen Shots	iii.

Contract number	Contract.	Lease Addendum or Mistral System Screen Shots	i., iv.

Equipment ID	EquipID	Lease Addendum or Mistral System Screen Shots	v.

Cost amount	Cost
(a) Cost Invoices, Invoice Details Schedule and recalculation,
(b) Cost Invoices and Mistral System Screen Shots,
(c) Lease Addendum,
(d) Flexxperts Amortization Schedule or
(e) Flexxperts Amortization Schedule and Mistral System Screen Shots
vi.

Contract begin date	ContBegin	(a) Lease Addendum, (b) Lease Addendum and Mistral System Screen Shots or (c) Mistral System Screen Shots	vii.

Contract end date	ContEnd	(a) Lease Addendum, (b) Lease Addendum and recalculation or (c) Mistral System Screen Shots	viii., ix.

Daily rental rate	DailyRate	Lease Addendum or Rental Invoice	x.

Purchase option amount	PO Amt	Lease Addendum	xi.

Remaining term	RemainTerm	(a) Lease Addendum and recalculation or (b) Mistral System Screen Shots and recalculation	viii., xii.

Age	Age	(a) Recalculation or (b) Mistral System Screen Shots and recalculation	xiii.

Net book value	NBV	Recalculation or Flexxperts Amortization Schedule	xiv.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes.

ii.
For the purpose of comparing the mistral tag number Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to note agreement if the mistral tag number, as shown on the Preliminary Container Data File, agreed with the corresponding mistral tag number on the related Lease Addendum or Rental Invoice.  We performed no procedures to reconcile any differences that may exist between the Lease Addendum and Rental Invoice with regards to the mistral tag number Sample Characteristic.

iii.
For the purpose of comparing the customer name Sample Characteristic for each Sample Container (except for Sample Container Numbers 14, 15, 16, 38, 39, 40 and 49), the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source, subject to the additional instructions described in the succeeding paragraph of this note iii., as applicable.

For the purpose of comparing the customer name Sample Characteristic for each Sample Container (except for Sample Container Numbers 14, 15, 16, 38, 39, 40 and 49), the Manager, on behalf of the Issuer:
a.	Indicated that a customer name value of:
(1)	“COSCO Shipping Lines Co. Ltd.,” as shown on the Lease Addendum, corresponds to a customer name value of “COSCO (Cayman) Mercury Co Ltd,” as shown on the Preliminary Container Data File,
(2)	“Emirates Shipping Line, DMCEST,” as shown on the Lease Addendum, corresponds to a customer name value of “Emirates Shipping Lines DMCEST c/o,” as shown on the Preliminary Container Data File,
(3)	“Evergreen International S.A.,” as shown on the Lease Addendum, corresponds to a customer name value of “Evergreen Marine Corporation,” as shown on the Preliminary Container Data File, and
(4)	“APL CO. PTE. LTD,” as shown on the Lease Addendum, corresponds to a customer name value of “CMA CGM Container Logisitcs Dept,” as shown on the Preliminary Container Data File, and
b.             Instructed us to ignore differences due to abbreviations and truncations.

Exhibit 1 to Attachment A

Notes:  (continued)

iii.  (continued)

For the purpose of comparing the customer name Sample Characteristic for Sample Container Numbers 14, 15, 16, 38, 39, 40 and 49, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source.

iv.
For the purpose of comparing the contract number Sample Characteristic for each Sample Container (except for Sample Container Numbers 4, 5, 6 and 14) the Manager, on behalf of the Issuer, instructed us to:

a.	Use the Lease Addendum as the Source and
b.	Ignore differences due to truncations.

For the purpose of comparing the contract number Sample Characteristic for Sample Container Numbers 4, 5, 6 and 14, the Manager, on behalf of the Issuer, instructed us to:
a.	Use the Mistral System Screen Shots as the Source and
b.	Ignore differences due to truncations.

v.
For the purpose of comparing the equipment ID Sample Characteristic for each Sample Container (except for Sample Container Numbers 9, 16, 18, 19, 37, 38, 40 and 50), the Manager, on behalf of the Issuer, instructed us to:

a.
Use the equipment ID, as shown on the Lease Addendum, corresponding to the daily rental rate, as shown on the Preliminary Container Data File, in cases where the Lease Addendum does not describe the equipment ID for the corresponding Sample Container,

b.	Use the decode information shown on the Equipment ID Mapping Schedule and
c.	Ignore differences due to abbreviations and truncations.

For the purpose of comparing the equipment ID Sample Characteristic for Sample Container Numbers 9, 16, 18, 19, 37, 38, 40 and 50, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source.

Exhibit 1 to Attachment A

Notes:  (continued)

vi.
For the purpose of comparing the cost amount Sample Characteristic for each Sample Container with a lease type value of “TERM” or “MLA,” as shown on the Preliminary Container Data File (each, a “Sample Term Container” or “Sample MLA Container,” respectively) (except for Sample Container Numbers 14, 16, 18, 19, 40, 47 and 48), the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the cost amount by adding the:
(1)	Corresponding cost amounts, as shown on the Cost Invoices, and
(2)	Additional cost amounts, as shown on the Invoice Details Schedule (if applicable), and
b.	Ignore differences of +/- 2.5% or less (calculated as a percentage of the cost amount value that is shown on the Preliminary Container Data File).

For the purpose of comparing the cost amount Sample Characteristics for Sample Container Numbers 14, 47 and 48, the Manager, on behalf of the Issuer, instructed us to use the allocated purchase price, as shown on the Cost Invoices, corresponding to the:
a.	Equipment ID, as determined in note v. above, and
b.	Model year, as shown on the Mistral System Screen Shots.

For the purpose of comparing the cost amount Sample Characteristic for Sample Container Number 16, the Manager, on behalf of the Issuer, instructed us to use the unit price, as shown on the Lease Addendum, corresponding to the equipment ID, as determined in note v. above.

For the purpose of comparing the cost amount Sample Characteristics for Sample Container Numbers 18 and 19, the Manager, on behalf of the Issuer, instructed us to use the combined begin principal balance for the first period with a status value of “terminated,” as shown on the corresponding Flexxperts Amortization Schedule.

For the purpose of comparing the cost amount Sample Characteristics for Sample Container Number 40, the Manager, on behalf of the Issuer, instructed us to:
a.	Use the combined begin principal balance, as shown on the Flexxperts Amortization Schedule, as of the fixed asset transfer date, as shown on the Mistral System Screen Shots, and
b.	Ignore differences of +/- 2.5% or less (calculated as a percentage of the cost amount value that is shown on the Preliminary Container Data File).

Exhibit 1 to Attachment A

Notes:  (continued)

vi.	(continued)

For the purpose of comparing the cost amount Sample Characteristic for each Sample Container with a lease type value of “CAPITAL,” as shown on the Preliminary Container Data File (each, a “Sample Capital Container”) (except for Sample Container Number 3), the Manager, on behalf of the Issuer, instructed us to:
a.	Use the combined begin principal balance for period 1, as shown on the corresponding Flexxperts Amortization Schedule, and
b.	Ignore differences of +/- 2.5% or less (calculated as a percentage of the cost amount value that is shown on the Preliminary Container Data File).

For the purpose of comparing the cost amount Sample Characteristics for Sample Container Number 3, the Manager, on behalf of the Issuer, instructed us to use the combined begin principal balance for the first period with a status value of “terminated,” as shown on the corresponding Flexxperts Amortization Schedule.

vii.
For the purpose of comparing the contract begin date Sample Characteristic for each Sample Container (except for Sample Container Numbers 1, 2, 7, 8, 9, 15, 24, 32, 33, 34, 47, 48 and 50), the Manager, on behalf of the Issuer, instructed us to use the lease commencement date, as shown on the Lease Addendum.

For the purpose of comparing the contract begin date Sample Characteristic for Sample Container Numbers 1, 2, 7, 8, 9, 15, 24 and 50, the Manager, on behalf of the Issuer, instructed us to use the:
a.	Lease Addendum and Mistral System Screen Shots as the Sources and
b.	Instructions, assumptions and methodologies described in the Lease Addendum.

For the purpose of comparing the contract begin date Sample Characteristic for Sample Container Numbers 32, 33 and 34, the Manager, on behalf of the Issuer, instructed us to use the first day of the month of the on-hire date, as shown on the Lease Addendum.

For the purpose of comparing the contract begin date Sample Characteristic for Sample Container Numbers 47 and 48, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source.

viii.	We were instructed by the Manager, on behalf of the Issuer, not to compare the contract end date and remaining term Sample Characteristics for the Sample MLA Container.

Exhibit 1 to Attachment A

Notes:  (continued)

ix
For the purpose of comparing the contract end date Sample Characteristic for each Sample Container (except for (i) the Sample MLA Container and (ii) Sample Container Numbers 1, 2, 7, 8, 9, 15, 22, 23, 25, 26, 27, 28, 29, 32, 33, 34 and 50), the Manager, on behalf of the Issuer, instructed us to:

a.	Use the Lease Addendum as the Source and
b.	Ignore differences of one day or less.

For the purpose of comparing the contract end date Sample Characteristic for Sample Container Numbers 1, 2, 7, 8, 9, 22, 23, 32, 33, 34 and 50, the Manager, on behalf of the Issuer, instructed us to recalculate the contract end date by adding:
a.	The lease term, as shown on the Lease Addendum, to
b.	The contract begin date, as determined in note vii. above.

For the purpose of comparing the contract end date Sample Characteristic for Sample Container Numbers 15, 25, 26, 27, 28 and 29, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source.

x.
For the purpose of comparing the daily rental rate Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to note agreement if the daily rental rate, as shown on the Preliminary Container Data File, agreed with the corresponding daily rental rate, as shown on the related Lease Addendum or Rental Invoice.  We performed no procedures to reconcile any differences that may exist between the Lease Addendum and Rental Invoice with regards to the daily rental rate Sample Characteristic.

xi.	For the purpose of comparing the purchase option amount Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $0.50 or less.

xii.	For the purpose of comparing the remaining term Sample Characteristic for each Sample Container (except for the Sample MLA Container), the Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the remaining term as the maximum of:
(1)	The result obtained by:
(i)	Calculating the difference in days between the:
(a)	Contract end date, as determined in note ix. above, and
(b)	Preliminary Cut-Off Date and
(ii)	Dividing the result obtained in (i) above by 365 and
(2)	0 and
b.	Ignore differences of +/‑ 0.01 or less.

Exhibit 1 to Attachment A

Notes:  (continued)

xiii.
For the purpose of comparing the age Sample Characteristic for each Sample Container (except for Sample Container Numbers 1, 2, 14, 15, 16, 18, 19, 20, 36, 40, 42, 47 and 48), the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the age by:
(1)	Taking the difference in days between the:
(i)	Preliminary Cut-Off Date and
(ii)	Curr Dep Date (“current depreciation date”), as shown on the Preliminary Container Data File, and
(2)	Dividing the result obtained in (1) above by 365, and
b.	Ignore differences of +/‑ 0.01 or less.

For the purpose of comparing the age Sample Characteristic for Sample Container Numbers 1, 2, 16, 40 and 42, the Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the age by:
(1)	Taking the difference in days between the:
(i)	Preliminary Cut-Off Date and
(ii)	Original on-hire date, as shown on the Mistral System Screen Shots, and
(2)	Dividing the result obtained in (1) above by 365 and
b.	Ignore differences of +/‑ 0.01 or less.

For the purpose of comparing the age Sample Characteristic for Sample Container Numbers 14, 47 and 48, the Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the age by:
(1)	Taking the difference in days between the:
(i)	Preliminary Cut-Off Date and
(ii)	30 June of the model year, as shown on the Preliminary Container Data File, and
(2)	Dividing the result obtained in (1) above by 365 and
b.	Ignore differences of +/‑ 0.01 or less.

For the purpose of comparing the age Sample Characteristic for Sample Container Numbers 15, 20 and 36 the Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the age by:
(1)	Taking the difference in days between the:
(i)	Preliminary Cut-Off Date and
(ii)	On-hire date, as shown on the Mistral System Screen Shots, and
(2)	Dividing the result obtained in (1) above by 365,
b.	Ignore differences of +/‑ 0.01 or less.

Exhibit 1 to Attachment A

Notes:  (continued)

xiii.  (continued)

For the purpose of comparing the age Sample Characteristic for Sample Container Numbers 18 and 19, the Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the age by:
(1)	Taking the difference in days between the:
(i)	Preliminary Cut-Off Date and
(ii)	31 December of the model year, as shown on the Preliminary Container Data File, and
(2)	Dividing the result obtained in (1) above by 365 and
b.	Ignore differences of +/‑ 0.01 or less.

vi.	For the purpose of comparing the net book value Sample Characteristic for each Sample Container (except for the Sample Capital Containers), the Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the net book value using the Net Book Value Calculation Methodology and
b.	Ignore differences of +/‑ 1.00% or less (calculated as a percentage of the net book value that is shown on the Preliminary Container Data File).

For the purpose of comparing the net book value Sample Characteristic for each Sample Capital Container, the Manager, on behalf of the Issuer, instructed us to:
a.	Use the combined end principal balance as of the Preliminary Cut-Off Date, as shown on the corresponding Flexxperts Amortization Schedule, and
b.	Ignore differences of +/‑ 1.00% or less (calculated as a percentage of the net book value that is shown on the Preliminary Container Data File).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Net Book Value Calculation Methodology

For the purpose of recalculating the net book value Sample Characteristic for each Sample Container (except for (i) the Sample Capital Containers and (ii) Sample Container Numbers 14, 47 and 48), the Manager, on behalf of the Issuer, instructed us to use the calculation methodology described below:

1.	Calculate the depreciation base (the “Depreciation Base”):
a.	For each Sample Container (except for Sample Container Numbers 14, 16, 18, 19, 40, 47 and 48), by subtracting:
(i)	The result of multiplying the:
(a)	Cost amount, as shown on the Preliminary Container Data File, by
(b)	The salvage percentage value, which we were instructed by the Manager, on behalf of the Issuer, to assume is:
i.	37%, in the case of Sample Containers with an equipment ID value of dry container (“D”), and
ii.	10% in the case of Sample Containers with an equipment ID value of reefer (“R”) or genset (“G”), all as shown on the Preliminary Container Data File, and in accordance with the decode information shown on the Equipment ID Mapping Schedule, from
(ii)	The cost amount, as shown on the Preliminary Container Data File,
b.	For Sample Container Number 16, by subtracting:
(i)	$900.00 from
(ii)	The cost amount, as shown on the Preliminary Container Data File,
c.	For Sample Container Number 18, by subtracting:
(i)	$1,158.67 from
(ii)	The cost amount, as shown on the Preliminary Container Data File,
d.	For Sample Container Number 19, by subtracting:
(i)	$1,712.15 from
(ii)	The cost amount, as shown on the Preliminary Container Data File, or
e.	For Sample Container Number 40, by subtracting:
(i)	$645.00 from
(ii)	The cost amount, as shown on the Preliminary Container Data File.

Exhibit 2 to Attachment A

2.	Calculate the useful life in days (the “Useful Life in Days”):
a.
For each Sample Container (except for Sample Container Numbers 14, 16, 18, 19, 40, 47 and 48), by multiplying 365 by the useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to assume is:

(i)	12.5 years, in the case of Sample Containers with an equipment ID value of dry container (“D”),
(ii)	15 years, in the case of Sample Containers with an equipment ID value of reefer (“R”) or
(iii)	12 years, in the case of Sample Containers with an equipment ID value of genset (“G”), all as shown on the Preliminary Container Data File, and in accordance with the decode information shown in the Equipment ID Mapping Schedule,
b.	For Sample Container Number 16, by multiplying 365 by the useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to calculate by dividing:
(i)	99 months by
(ii)	12,
c.	For Sample Container Numbers 18 and 19, by multiplying 365 by the useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to calculate by dividing:
(i)	8 months by
(ii)	12, or
d.	For Sample Container Number 40, by multiplying 365 by the useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to calculate by dividing:
(i)	89 months by
(ii)	12.

3.	Calculate the depreciation per day (the “Depreciation per Day”) for each Sample Container (except for Sample Container Numbers 14, 47 and 48) by dividing the:
a.	Depreciation Base by
b.	Useful Life in Days,
both as calculated above.

Exhibit 2 to Attachment A

4.
Calculate the number of days since the depreciation date (the “Number of Days Since the Depreciation Date”) for each Sample Container (except for Sample Container Numbers 14, 47 and 48) by calculating the difference in days between the:

a.	Preliminary Cut‑Off Date and
b.	Current depreciation date, as shown on the Preliminary Container Data File.

5.	Calculate the depreciation (the “Depreciation”):
a.	For each Sample Container (except for Sample Container Numbers 14, 18, 19, 47 and 48) by multiplying the:
(i)	Depreciation per Day by
(ii)	Number of Days Since the Depreciation Date,
both as calculated above, or
b.	For Sample Container Numbers 18 and 19, by multiplying the:
(i)	Depreciation per Day by
(ii)	Useful Life in Days,
both as calculated above.

6.	Recalculate the net book value for each Sample Container (except for Sample Container Numbers 14, 47 and 48) by:
a.	Subtracting the:
(i)	Depreciation, as calculated above, from
(ii)	Cost amount, as shown on the Preliminary Container Data File, and
b.	Rounding the result obtained in a. above to the second decimal ($XX.XX).

For the purpose of recalculating the net book value Sample Characteristic for Sample Container Numbers 14, 47 and 48, the Manager, on behalf of the Issuer, instructed us to use the calculation methodology described below:

1.	Calculate the original depreciation base (the “Original Depreciation Base”):
a.	For Sample Container Numbers 14 and 47, by subtracting:
(i)	$880.00 from
(ii)	The cost amount, as shown on the Preliminary Container Data File, or
b.	For Sample Container Number 48, by subtracting:
(i)	$1,500.00 from
(ii)	The cost amount, as shown on the Preliminary Container Data File.

2.
Calculate the original useful life in days (the “Original Useful Life in Days”) by multiplying 365 by the original useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to calculate by dividing:

a.	138 months by
b.	12.

Exhibit 2 to Attachment A

3.	Calculate the original depreciation per day (the “Original Depreciation per Day”) by dividing the:
a.	Original Depreciation Base by
b.	Original Useful Life in Days,
both as calculated above.

4.	Calculate the original number of days since the depreciation date (the “Original Number of Days Since the Depreciation Date”) by calculating the difference in days between:
a.	31 July 2017 and
b.	The current depreciation date, as shown on the Preliminary Container Data File.

5.	Calculate the original depreciation (the “Original Depreciation”) by multiplying the:
a.	Original Depreciation per Day by
b.	Original Number of Days Since the Depreciation Date,
both as calculated above.

6.	Calculate the preliminary net book value (the “Preliminary Net Book Value”) by:
a.	Subtracting the:
(i)	Original Depreciation, as calculated above, from
(ii)	Cost amount, as shown on the Preliminary Container Data File, and
b.	Rounding the result obtained in a. above to the second decimal ($XX.XX).

7.	Calculate the remaining depreciation base (the “Remaining Depreciation Base”) by subtracting:
a.	For Sample Container Numbers 14 and 47, by subtracting:
(i)	$800.00 from
(ii)	The Preliminary Net Book Value, as calculated above, or
b.	For Sample Container Number 48, by subtracting:
(i)	$1,200.00 from
(ii)	The Preliminary Net Book Value, as calculated above.

8.
Calculate the remaining useful life in days (the “Remaining Useful Life in Days”) by multiplying 365 by the remaining useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to calculate by dividing:

a.	82 months by
b.	12.

Exhibit 2 to Attachment A

9.	Calculate the remaining depreciation per day (the “Remaining Depreciation per Day”) by dividing the:
a.	Remaining Depreciation Base by
b.	Remaining Useful Life in Days,
both as calculated above.

10.	Calculate the remaining number of days since the depreciation date (the “Remaining Number of Days Since the Depreciation Date”) by calculating the difference in days between:
a.	The Preliminary Cut-off Date and
b.	31 July 2017.

11.	Calculate the remaining depreciation (the “Remaining Depreciation”) by multiplying the:
a.	Remaining Depreciation per Day by
b.	Remaining Number of Days Since the Depreciation Date,
both as calculated above.

12.	Calculate the net book value by:
a.	Subtracting the:
(i)	Remaining Depreciation from
(ii)	Preliminary Net Book Value,
both as calculated above, and
b.	Rounding the result obtained in a. above to the second decimal ($XX.XX).

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Container Number	Sample Characteristic	Preliminary Container Data File Value	Source Value

1	Cost amount	$4,232.00	<Unable to determine>

15	Contract begin date	9/13/2013	3/23/2014

18	Daily rental rate	$0.56	$0.00

19	Daily rental rate	$0.95	$0.00

24	Contract end date	4/30/2020	9/30/2020
	Remaining term	2.00 years	2.42 years

25	Contract end date	1/31/2018	6/30/2021
	Remaining term	0.00 years	3.17 years

26	Contract end date	1/31/2018	6/30/2021
	Remaining term	0.00 years	3.17 years

27	Contract end date	1/31/2018	6/30/2021
	Remaining term	0.00 years	3.17 years

28	Contract end date	1/31/2018	6/30/2021
	Remaining term	0.00 years	3.17 years

29	Contract end date	1/31/2018	6/30/2021
	Remaining term	0.00 years	3.17 years

40	Age	10.98 years	10.64 years

50	Contract begin date	8/1/2017	10/1/2017
	Contract end date	7/31/2025	9/30/2025
	Remaining term	7.26 years	7.42 years